The Fairholme Focused Income Fund
THE FAIRHOLME FOCUSED INCOME FUND (“The Income Fund”)
Investment Objective
The Income Fund seeks current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of The Income Fund.
SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Shareholder Fees	The Fairholme Focused Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	none

ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Income Fund)
Annual Fund Operating Expenses	The Fairholme Focused Income Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Income Fund as a result of investing in securities of one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Example
This Example is intended to help you compare the cost of investing in The Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Fairholme Focused Income Fund	103	322	558	1,236

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when The Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Income Fund’s performance. During the most recent fiscal year, The Income Fund’s portfolio turnover rate was 8.27% of the average value of its portfolio.
Principal Investment Strategies
Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Income Fund, attempts, under normal circumstances, to achieve The Income Fund’s investment objective by investing in a focused portfolio of cash distributing securities. The Income Fund will typically invest in the securities of 15 to 50 issuers. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities, and equity securities, including preferred and common stock, and interests in real estate investment trusts (“REITs”). The Income Fund’s securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or may be unrated. The Manager may invest in securities for The Income Fund without regard to maturity or the rating of the issuer of the security. The Income Fund may invest without limit in lower-rated securities (or “junk bonds”). Lower-rated securities are those rated below “Baa” by Moody’s or below “BBB” by S&P or that have comparable ratings from other NRSROs or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.

Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents.

The Income Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s Statement of Additional Information (“SAI”).
Principal Risks of Investing in The Income Fund
General Risks. All investments are subject to inherent risks, and an investment in The Income Fund is no exception. Accordingly, you may lose money by investing in The Income Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Income Fund’s investments will fluctuate as markets fluctuate and could decline over short-or long-term periods.

Focused Portfolio and Non-Diversification Risks. The Income Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on the net asset value (“NAV”) of The Income Fund. To the extent that The Income Fund invests its assets in the securities of fewer issuers, The Income Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Income Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Income Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

High Yield Security Risk. Investments in fixed-income securities that are rated below investment grade by one or more NRSROs or that are unrated and are deemed by the Manager to be of similar quality (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

Credit Risk. The Income Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Income Fund’s portfolio securities.

Interest Rate Risk. The Income Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

An investment in The Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Income Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s SAI.
Past Performance
The bar chart and table set out below show The Income Fund’s historical performance, and provide some indication of the risks of investing in The Income Fund by showing changes in The Income Fund’s performance from year to year and by showing how The Income Fund’s average annual total returns for 1- and 3-year periods and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Income Fund’s past performance (before and after taxes) may not be an indication of how The Income Fund will perform in the future. Updated performance information for The Income Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Annual Returns of The Income Fund for the Last 3 Calendar Years

Best Quarter - 1st Qtr 2012: +5.98%	Worst Quarter - 3rd Qtr 2011: -9.41%

Average Annual Total Returns for The Income Fund (for the periods ended December 31, 2012)
Average Annual Total Returns		1 Year	3 Years	Since Inception	Inception Date
The Fairholme Focused Income Fund		5.19%	5.10%	5.10%	Dec. 31, 2009
The Fairholme Focused Income Fund Return After Taxes on Distributions		1.75%	2.76%	2.76%	Dec. 31, 2009
The Fairholme Focused Income Fund Return After Taxes on Distributions and Sale	[1]	3.42%	3.08%	3.08%	Dec. 31, 2009
The Fairholme Focused Income Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	6.18%	6.18%	Dec. 31, 2009
[1]	of The Income Fund Shares

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold shares of The Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.